UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

MutualHedge Frontier Legends Fund

CLASS A AND CLASS C SHARES

Annual Report

September 30, 2010

1-888-643-3431

WWW.MUTUALHEDGE.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

MutualHedge Frontier Legends Fund

Annual Letter to Shareholders for the period ended September 30, 2010

MutualHedge Frontier Legends Fund began trading on December 31, 2009 with an initial NAV of $10.00.  For the period ending on September 30, 2010, Class A Shares returned 1.00% and Class C Shares returned 0.50%.  For the same nine-month period, the CASAM CISDM CTA Asset Weighted Index* (the “Managed Futures Index”) returned 4.93% and the S&P 500 Total Return Index** returned 3.89%.

Most of the Fund’s underperformance versus the Managed Futures Index came in the first quarter of 2010, the Fund’s very first quarter of operations, when the Fund was down about 1%.  As discussed in our last letter, this was the period during which CTA Programs (defined below) were brought “on line” one at a time and were scaled into gradually.  The Fund was down 1.3% during the second quarter, but there was a strong rebound in performance during the third quarter, when the Fund was up a healthy 3.3%.  We discuss performance attribution at greater length later in this letter.

The Fund’s investment objective and strategy is to achieve capital appreciation in both rising and falling equity markets with an annualized level of volatility similar to the historic level of volatility experienced by the S&P 500 Index. By analyzing the interrelationships among selected programs, the Fund seeks to combine them in a portfolio that offers more consistent performance potential with lower volatility than individual programs.  The Fund gains exposure to managed futures programs of selected commodity trading advisors (“CTA Programs”) through its investments in trading companies.1  The Fund’s allocation as of September 30, 2010 to the five currently selected CTA Programs is displayed below.  These allocations will vary over time as a function of ongoing portfolio management and as new programs are identified and added to the mix.

MutualHedge Managed Futures Exposure as of September 30, 2010

Trading Company Name	Allocation % (based on notional exposure levels)	Allocation changes from 3/31/2010 to 9/30/2010
Beach Horizon Trading - Horizon Program, LLC	22.3%	-2.7%
Cantab Trading Company - Aristarchus Program, LLC	21.4%	4.4%
QIM Trading Company - Global Program, LLC	20.7%	-3.9%
Tiverton Trading Company - Discretionary Program, LLC	17.6%	1.1%
WNTN Trading Company - Diversified Program, LLC	18.0%	1.1%

1 The Fund invests in the CTA Programs through its wholly-owned subsidiary.

The five programs differ in terms of primary trading characteristics.  This is reflected in their long-term historical correlations, which are generally fairly low.

Correlation Coefficient of CTA Programs January 2005 to September 2010	Beach	Cantab	QIM	Tiverton	Winton
Beach Horizon, LLP	1.00	0.61	-0.04	0.63	0.73
Cantab Capital Partners, LLP	0.61	1.00	0.05	0.47	0.58
Quantitative Investment Management, LLC	-0.04	0.05	1.00	0.07	-0.10
Tiverton Trading, Inc.	0.63	0.47	0.07	1.00	0.42
Winton Capital Management	0.73	0.58	-0.10	0.42	1.00

Note that the Fund gains exposure to these CTA Programs through trading companies managed by the CTAs listed above.  The correlation coefficients in the chart above are based upon each CTA’s track record.  Not all CTAs have track records for the full period of this analysis. Inception dates for these are: Beach Horizon: May 2005; Tiverton: April 2006; Cantab: March 2007.  The track records, with the exception of Beach Horizon and Cantab which use a model account, are the composite track records of the respective CTAs, and do not include fees and expenses associated with an investment in the Fund including the indirect expenses of the Fund’s subsidiary and the CTA Programs.

Correlation Coefficient: The correlation coefficient, r, indicates both the strength and direction of the relationship between the independent and dependent variables. Values of r range from -1.0, a strong negative relationship, to +1.0, a strong positive relationship. When r=0, there is no relationship between the S&P 500® and the other funds it is being compared to.

In reviewing the Fund’s performance, it is important to recognize that CTA Programs can hold long, short or neutral positions, with the potential to earn profits in rising or falling markets across the six different sectors: metals, energy, agricultural, currencies, interest rates and stock indexes.

For the period from inception through September 30, 2010, three of our five CTA Programs posted positive returns of 9.6%, 2.9% and 1.5%, respectively, while the two negatively performing programs returned -4.1% and -5.7%.  The underlying CTA Programs’ month-by-month results also attest to the fact that the five programs have widely varying sources of returns: there was not a single month in which all five programs traded down, and two months in which they all earned positive returns.  Further, their best and worst months of performance generally did not coincide.  This pattern of monthly returns reflects the low correlations among the programs and illustrates the potential benefits of a diversified portfolio.

1678-NLD-11/12/2010

The drivers of performance also tend to differ across the programs.  The best performing program, Winton, earned the bulk of its positive performance from trading interest rates, currencies and metals, while experiencing smaller losses in stock indexes, energy, and agriculturals.  The worst performing program, QIM, incurred losses mainly in trading stock indexes, as well as in all other market sectors except interest rates, which were slightly profitable.  The remaining three programs were all profitable in interest rates and metals; Beach Horizon and Cantab had meaningful losses in the other four sectors, while Tiverton’s losses were smaller.  On the whole, then, interest rates were the most significant positive contributor to Fund performance, followed by metals, while the losing sectors were led by stock indexes.

Other contributors to the Fund’s underperformance versus the Managed Futures Index include:  the fact that (i) the Fund’s investments in the CTA Programs do not correspond with the components and weightings of the Managed Futures Index and some managed futures strategies may not be represented in the Fund, and (ii) the timing effects of the Fund’s new investments into the trading companies may cause outperformance or underperformance against the Managed Futures Index.

A material portion of the Fund is invested in securities known as exchange traded funds (ETFs), which are designed to mimic the performance of specific fixed-income indices.  These investments may have material effects on the Fund’s overall performance. For the period from inception through September 30, 2010, the CTA Programs out-performed the ETFs.

Returns on the Fund’s investment in the Subsidiary are net of the management fees and incentive fees of the trading companies.  The aggregate weighted average management fee and weighted average incentive fee of the trading companies, in which the Subsidiary invested, were 0.64% of assets under management and 24.55% of trading profits, as of September 30, 2010.

Market Commentary

In May this year, the “flash crash” in U.S. stock markets raised some serious concerns in the minds of investors.  It is worth noting that circuit breakers in the S&P index futures market were triggered and succeeded in slowing down trading, demonstrating the efficacy of some of the safety nets that have the potential to protect futures markets.  The trading systems of our CTA Programs also appear to have been robust enough to withstand the shock.  While four of our five programs did have negative performance during May, the Fund lost only about 1.5%.  For comparison, the worst month during this year for the Managed Futures Index was January, when it fell as much as 3.0%.

1678-NLD-11/12/2010

The global economy continued to grow during the second and third quarters, although the outlook remains weak and policymakers face several tricky imbalances.  The headline story during recent months has been the rally in bonds, catalyzed by the weak economy and expectations of further quantitative easing by the U.S. Federal Reserve.  Interest rates are unusually low, especially in developed economies, reflecting both aggressive monetary policy as well as weak demand for credit.  As money flows out of these countries and into emerging economies, where interest rates are higher, upward pressure develops on their currencies, potentially hurting exports.  The higher rates of economic growth in these countries are also creating inflationary pressures, which may result in tighter monetary policies and further interventions in currency markets.

Meanwhile, the effects of the financial meltdown are still being felt mainly in developed economies as businesses and banks hoard cash and deleverage.  In the U.S., manufacturing continues to increase at a very slow pace.  Personal income and spending have increased modestly, while consumer confidence remains low.  The housing market has not shown significant signs of recovery.  The good news is that inflation appears to be under control, at least for the foreseeable future.  Additionally, the outlook for emerging economies like China and India remains positive, albeit tempered by longer-term challenges and the need for structural changes.

The price of gold continues to climb, possibly a reflection of its status as a perceived safe haven.  Energy markets have been fairly quiet, while agricultural prices have displayed an upward trend.  Other significant market developments have included the sovereign debt crisis in Europe, the weakness of the U.S. dollar, the strength of the Japanese yen.  The high probability of gridlock in Washington after the U.S. elections appears to have energized Wall Street and the equity markets.  The prospect of lower taxes, lower deficits and a lower level of effort directed towards regulatory reform of the markets is appealing to many market participants.

Although we are pleased with the Fund’s recent performance, because of the unpredictable nature in the short-term of financial markets and most asset classes, we encourage investors to focus on holding a portfolio that contains a mix of stocks, bonds, cash and alternative asset classes appropriate for their long-term goals.  Such a well-balanced portfolio can provide protection from volatility while also affording opportunities for potential long-term growth.  We believe that the Fund can play an important part in such a portfolio.

Thank you for investing in the MutualHedge Frontier Legends Fund.

1678-NLD-11/12/2010

* The CASAM CISDM CTA Asset Weighted Index reflects the dollar-weighted performance of Commodity Trading Advisors (CTAs) reporting to the CASAM CISDM Database. CTAs trade a wide variety of OTC and exchange-traded forward, futures and options markets (e.g., physicals, currency, financial), based on a wide variety of trading models. In order to be included in the Asset Weighted Index universe, a CTA must have at least $500,000 under management and at least a 12-month track record. The index goes back historically to January 1980. Source: casamhedge.com.

** The S&P 500®Total Return Index is widely regarded as the best single gauge of the U.S. equities market. This world-renowned Index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. Total return provides investors with a price-plus-gross cash dividend return. Gross cash dividends are applied on the ex-date of the dividend. Source: standardandpoors.com.

1678-NLD-11/12/2010

MutualHedge Frontier Legends Fund

PORTFOLIO REVIEW

September 30, 2010 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2010, compared to its benchmarks:

Inception** – September 30, 2010
MutualHedge Frontier Legends Fund – Class A	1.00%
MutualHedge Frontier Legends Fund – Class A with load	-4.81%
MutualHedge Frontier Legends Fund – Class C	0.50%
CASAM CISDM CTA Asset Weighted Index	4.93%
S&P 500 Total Return Index	3.89%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.20% for Class A shares, 2.95% for Class C shares per the January 1, 2010, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The CASAM CISDM CTA Asset Weighted Index reflects the dollar-weighted performance of Commodity Trading Advisors (CTAs) reporting to the CASAM CISDM Database. CTAs trade a wide variety of OTC and exchange-traded forward, futures and options markets (e.g., physicals, currency, financial), based on a wide variety of trading models. In order to be included in the Asset Weighted Index universe, a CTA must have at least $500,000 under management and at least a 12-month track record. The index goes back historically to January 1980.

** Inception date is December 31, 2009.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Sectors	% of Net Assets
Exchange Traded Funds – Bonds	56.3%
Systematic Trading Companies	19.2%
Other, Cash & Cash Equivalents	24.5%
100.00%

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2010
	Shares		Value
		EXCHANGE TRADED FUNDS - 56.3%
	210,375	iShares Barclays 1-3 Year Credit Bond Fund	$ 22,097,790
	203,630	iShares Barclays Aggregate Bond Fund	22,124,399
	22,490	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	2,365,948
	882,513	PowerShares VRDO Tax-Free Weekly Portfolio	22,058,412
		TOTAL EXCHANGE TRADED FUNDS
		(Cost $68,160,093)	68,646,549

		SYSTEMATIC TRADING COMPANIES - 19.2%
	8,581,423	Beach Horizon Trading Co. - Horizon Program, LLC * +	6,943,487
	6,652,569	Cantab Trading Co. - Aristarchus Program, LLC * +	7,289,020
	4,578,664	QIM Trading Co. - Global Program, LLC * +	3,860,776
	1,782,534	Tiverton Trading Co. - Discretionary Program, LLC * +	2,201,537
	1,727,763	WNTN Trading Co. - Diversified Program, LLC * +	3,109,507
		TOTAL SYSTEMATIC TRADING COMPANIES
		(Cost $19,986,110)	23,404,327

		TOTAL INVESTMENTS - 75.5% (Cost $88,146,203) (a)	$ 92,050,876
		OTHER ASSETS AND LIABILITIES - 24.5%	29,962,446
		TOTAL NET ASSETS - 100.0%	$ 122,013,322

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,146,203 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,921,918
		Unrealized Depreciation:	(17,245)
		Net Unrealized Appreciation:	$ 3,904,673
*	Non-Income producing investment.
+	This investment is a holding of MutualHedge Fund Limited SPC.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010

ASSETS
Investment securities:
At cost	$ 88,146,203
At value	$ 92,050,876
Cash	29,177,552
Receivable for Fund shares sold	1,019,195
Dividends and interest receivable	6,030
Prepaid expenses and other assets	269
TOTAL ASSETS	122,253,922

LIABILITIES
Investment advisory fees payable	113,309
Distribution (12b-1) fees payable	26,788
Fees payable to other affiliates	18,716
Payable for Fund shares repurchased	1,850
Accrued expenses and other liabilities	79,937
TOTAL LIABILITIES	240,600
NET ASSETS	$ 122,013,322

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 118,108,649
Net unrealized appreciation of investments	3,904,673
NET ASSETS	$ 122,013,322

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 113,177,204
Shares of beneficial interest outstanding	11,203,024
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 10.10
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.72

Class C Shares:
Net Assets	$ 8,836,118
Shares of beneficial interest outstanding	879,246
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.05

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended September 30, 2010(a)

INVESTMENT INCOME
Dividends	$ 207,150
Interest	20,587
TOTAL INVESTMENT INCOME	227,737

EXPENSES
Investment advisory fees	388,406
Professional fees	102,903
Distribution (12b-1) fees:
Class A	53,861
Class C	13,030
Transfer agent fees	44,112
Administrative services fees	40,517
Accounting services fees	22,171
Registration fees	12,488
Compliance officer fees	9,853
Printing and postage expenses	9,853
Custodian fees	8,129
Trustees fees and expenses	5,941
Insurance expense	464
Other expenses	3,972
TOTAL EXPENSES	715,700

Less: Fees waived by the Advisor	(206,650)

NET EXPENSES	509,050
NET INVESTMENT LOSS	(281,313)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,442
Net change in unrealized appreciation (depreciation) of investments	3,904,673
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,906,115

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,624,802

(a) The MutualHedge Frontier Legends Fund commenced operations on December 31, 2009.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30,
2010 (a)
FROM OPERATIONS
Net investment loss	$ (281,313)
Net realized gain from security transactions	1,442
Net change in unrealized appreciation (depreciation) of investments	3,904,673
Net increase in net assets resulting from operations	3,624,802

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	114,100,529
Class C	8,588,156
Redemption fee proceeds:
Class A	1,434
Class C	91
Payments for shares redeemed:
Class A	(4,287,819)
Class C	(13,871)
Net increase in net assets from shares of beneficial interest	118,388,520

TOTAL INCREASE IN NET ASSETS	122,013,322

NET ASSETS
Beginning of Period	-
End of Period	$ 122,013,322

SHARE ACTIVITY
Class A:
Shares Sold	11,638,891
Shares Redeemed	(435,867)
Net increase in shares of beneficial interest outstanding	11,203,024

Class C:
Shares Sold	880,644
Shares Redeemed	(1,398)
Net increase in shares of beneficial interest outstanding	879,246

(a) The MutualHedge Frontier Legends Fund commenced operations on December 31, 2009.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C
	Period Ended	Period Ended
	September 30,	September 30,
	2010 (1)	2010 (1)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.09)	(0.14)
Net realized and unrealized
gain on investments	0.19	0.19
Total from investment operations	0.10	0.05

Net asset value, end of period	$ 10.10	$ 10.05

Total return (3)(8)	1.00%	0.50%

Net assets, at end of period (000s)	$ 113,177	$ 8,836

Ratio of gross expenses to average
net assets (4)(5)(6)	2.98%	5.97%
Ratio of net expenses to average
net assets (5)(6)	2.20%	2.95%
Ratio of net investment loss
to average net assets (5)(7)	(1.19)%	(1.99)%

Portfolio Turnover Rate (8)	0%	0%

(1) The MutualHedge Frontier Legends Fund’s Class A and Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2010

1.

ORGANIZATION

The MutualHedge Frontier Legends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers two distinct share classes; Class A and Class C shares. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A and Class C shares.    Class C shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 68,646,549	$ -	$ -	$ 68,646,549
Systematic Trading Companies	-	23,404,327	-	$ 23,404,327
Total	$ 68,646,549	$ 23,404,327	$ -	$ 92,050,876

The Fund did not hold any Level 3 securities during the period.

MutualHedge Fund Limited SPC (MFL-SPC) – The consolidated financial statements of the Fund include MFL-SPC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a segregated portfolio company (“SPC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

MFL-SPC invests in the global derivatives markets through the use of one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs.  Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. It is anticipated that the global macro programs used by MFL-SPC will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  MFL-SPC’s investment in a global macro program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors or “CTAs” registered with the U.S. Commodity Futures Trading Commission.  The Fund or MFL-SPC do not consolidate the assets, liabilities, capital or operations of the trading companies into their financial statements.  Rather, the unaffiliated trading companies are separately presented as an investment in the Fund’s consolidated portfolio of investments.  Income, gains and unrealized appreciation or depreciation on the investments in the trading companies are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

In accordance with its investment objectives and through its exposure to the aforementioned global macro programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

A summary of the Fund’s investments in the MFL-SPC is as follows:

MutualHedge Fund Limited SPC (MFL-SPC) *
September 30, 2010
Fair Value of Systematic Trading Companies	$ 23,404,327
Other Assets	$ 49,955
Total Net Assets	$ 23,454,282

Percentage of the Fund’s Total Net Assets	19.22%

* MFL-SPC commenced operations on January 12, 2010

For tax purposes, MFL-SPC is an exempted Cayman investment company. MFL-SPC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-SPC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-SPC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $88,146,203 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.70% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20% and 2.95% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively.   For the period ended September 30, 2010, the Advisor waived fees in the amount of $206,650.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.20% and 2.95% of average daily net assets attributable to Class A and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.20% and 2.95% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A and Class C shares subsequently exceed 2.20% and 2.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of September 30, 2010, the Advisor has $206,650 of waived expenses that may be recovered no later than September 30, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate of GFS. For the period ended September 30, 2010, the Distributor received $433,975 in underwriting commissions for sales of Class A shares, of which $61,789 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

6 basis points or 0.06% per annum on the next $150 million in net assets

-

5 basis points or 0.05% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2010, the Fund incurred expenses of $9,853 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2010, GemCom collected amounts totaling $2,914 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.  TAX COMPONENTS OF CAPITAL

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences primarily attributable to net operating losses, tax treatment of short-term capital gains and adjustments resulting from the Fund’s investment in a controlled foreign corporation, resulted in reclassification for the Fund for the period ended September 30, 2010 was follows: a decrease in paid in capital of $279,871; a decrease in accumulated net investment loss of $281,313; and a decrease in accumulated net realized gain from security transactions of $1,442.

6.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2010

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of MutualHedge Frontier Legends Fund

We have audited the accompanying consolidated statement of assets and liabilities of MutualHedge Frontier Legends Fund (Fund), including the consolidated portfolio of investments, as of September 30, 2010, and the related consolidated statements of operations, changes in net assets and financial highlights for the period from December 31, 2009 (commencement of operations) through September 30, 2010. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2010, the results of its operations, changes in its net assets and the financial highlights for the period from December 31, 2009 (commencement of operations) through September 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey & Pullen, LLP

Denver, Colorado

November 30, 2010

MutualHedge Frontier Legends Fund

EXPENSE EXAMPLES

September 30, 2010 (Unaudited)

As a shareholder of the MutualHedge Frontier Legends Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the MutualHedge Frontier Legends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the MutualHedge Frontier Legends Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10	Expense Ratio During Period** 4/1/10 – 9/30/10
Class A	$1,000.00	$1,019.20	$11.14*	2.20%
Class C	1,000.00	1,015.20	14.90*	2.95

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10	Expense Ratio During Period** 4/1/10 – 9/30/10
Class A	$1,000.00	$1,014.04	$ 11.11*	2.20%
Class C	1,000.00	1,010.28	14.87*	2.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

MutualHedge Frontier Legends Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee is listed below and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	64	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	64	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	64	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	64	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	64	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-888-643-3431 to request a copy of the SAI or to make shareholder inquiries.

MutualHedge Frontier Legends Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

Approval of Advisory Agreement –MutualHedge Frontier Legends Fund

In connection with a regular meeting held on September 24, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Equinox Fund Management, LLC (“Equinox” or the “Adviser”) and the Trust, on behalf of MutualHedge Frontier Legends Fund (“MH Frontier” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser and a peer group of funds; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on the overall organization of the Adviser and investment management staffing.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategy.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts.  The Board concluded that Equinox has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.70% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

MutualHedge Frontier Legends Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was noted that if MH Frontier’s assets grow in accordance with Equinox’s projections, the Fund’s management fee may need to be re-evaluated in connection with the economies of scale that the Fund could potentially achieve within the first two years of its Advisory Agreement. After discussion, the Trustees stated that the officers will monitor MH Frontier’s asset level during and, if economies of scale become a relevant consideration, they would re-evaluate the Fund’s advisory fee and discuss the fees with the Adviser.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees agreed that after MH Frontier commences operations, they would monitor the Fund’s asset levels during their quarterly meetings and, if Equinox’s profitability in connection with the operation of MH Frontier becomes excessive, they would re-evaluate the Fund’s advisory fee.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC
1660 Lincoln Street, Suite 100
Denver, CO 80264

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $ 50,000

(b)

Audit-Related Fees

2010 – None

(c)

Tax Fees

2010 - $ 10,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2010

Audit-Related Fees:

0.00%

Tax Fees:

17.36%

All Other Fees:

0.00%

(f)

During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2010 - None

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

11/30/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/30/10